Annual Fund Operating Expenses	Dec. 31, 2020
Prospectus #1 | Calvert VP S&P 500 Index Portfolio | Calvert VP S&P 500 Index Portfolio
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.43%
Expense Reimbursement (2)	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.28%
Prospectus #1 | Calvert VP S&P MidCap 400 Index Portfolio | Class I
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.45%
Expense Reimbursement (2)	(0.12%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.33%
Prospectus #1 | Calvert VP S&P MidCap 400 Index Portfolio | Class F
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.65%
Expense Reimbursement (2)	(0.12%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%
Prospectus #1 | Calvert VP NASDAQ 100 Index Portfolio | Class I
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.60%
Expense Reimbursement (2)	(0.12%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.48%
Prospectus #1 | Calvert VP NASDAQ 100 Index Portfolio | Class F
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.85%
Expense Reimbursement (2)	(0.12%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.73%
Prospectus #1 | Calvert VP Russell 2000 Small Cap Index Portfolio | Class I
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.59%
Expense Reimbursement (2)	(0.20%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.39%
Prospectus #1 | Calvert VP Russell 2000 Small Cap Index Portfolio | Class F
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.79%
Expense Reimbursement (2)	(0.20%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.59%
Prospectus #1 | Calvert VP EAFE International Index Portfolio | Class I
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.74%
Expense Reimbursement (2)	(0.26%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.48%
Prospectus #1 | Calvert VP EAFE International Index Portfolio | Class F
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.94%
Expense Reimbursement (2)	(0.26%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.68%
Prospectus #1 | Calvert VP Investment Grade Bond Index Portfolio | Class I
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.47%
Expense Reimbursement (2)	(0.15%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.32%
Prospectus #1 | Calvert VP Investment Grade Bond Index Portfolio | Class F
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.72%
Expense Reimbursement (2)	(0.15%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.57%
Prospectus #2 | Calvert VP Volatility Managed Moderate Portfolio | Class F
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	0.98%
Expense Reimbursement (2)	(0.10%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.88%
Prospectus #2 | Calvert VP Volatility Managed Moderate Growth Portfolio | Class F
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.01%
Expense Reimbursement (2)	(0.12%)	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.89%
Prospectus #2 | Calvert VP Volatility Managed Growth Portfolio | Class F
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	1.00%
Expense Reimbursement (2)	(0.10%)	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%

[1]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that its Total Annual Fund Operating Expenses exceed 0.28%. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.33% for Class I shares and 0.53% for Class F shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.73% for Class F shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[4]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.39% for Class I shares and 0.59% for Class F shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[5]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.68% for Class F shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[6]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.32% for Class I shares and 0.57% for Class F shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[7]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.81%. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[8]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.81%. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[9]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.81%. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.